Long-term debt - Net Interest and Other Finance Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Write off deferred financing costs on repayment of debt	$ 0	$ 3,919	$ 0
Revaluation of term loan for change in interest rate	0	(5,935)	0
Interest expense and other financing costs	13,061	9,964	8,001
Interest income	(173)	(2)	(5)
Interest expense (income)	12,888	9,962	7,996
Revolving Facility
Disclosure of detailed information about financial instruments [line items]
Interest expense:	2,263	2,437	0
Term Loan
Disclosure of detailed information about financial instruments [line items]
Interest expense:	10,414	4,903	0
Credit facility
Disclosure of detailed information about financial instruments [line items]
Interest expense:	0	393	2,236
Subordinated debt
Disclosure of detailed information about financial instruments [line items]
Interest expense:	0	3,822	5,598
Bank overdraft
Disclosure of detailed information about financial instruments [line items]
Interest expense:	0	0	17
Other
Disclosure of detailed information about financial instruments [line items]
Interest expense:	22	229	14
Standby fees
Disclosure of detailed information about financial instruments [line items]
Interest expense:	$ 362	$ 196	$ 136